Active Assets California Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2001

Dear Shareholder:

As of December 31, 2001, Active Assets California Tax-Free Trust had net assets of approximately $834 million. For the seven-day period ended December 31, 2001, the Fund provided an effective yield of 1.04 percent and a current yield of 1.04 percent, while its 30-day moving average yield for December was 0.86 percent. For the six-month period ended December 31, 2001, the Fund provided a total return of 0.73 percent.

Municipal Money Market Overview

Over the course of the second half of 2001, municipal money-market yields dropped to their lowest levels since the advent of tax-free money funds more than two decades ago. The steep decline in yields was spurred by the actions of the Federal Reserve Board as it moved to lower interest rates in the face of a slowing economy. Prior to the events of September 11, the Fed had already cut its target for the federal funds rate seven times since the beginning of the year. Four more cuts were implemented as the already soft economy struggled in the aftermath of the September tragedy. By December 11 the federal funds target had been cut to 1.75 percent, a 40-year low.

After dropping more than 100 basis points (one full percentage point) during the first half of 2001, yields for both fixed-rate and variable-rate municipal money market instruments registered further sharp declines during the final six months of the year. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, decreased from 2.58 percent to 1.72 percent between late June and late December. For the year as a whole the Index fell more than 200 basis points from its level of 3.97 percent at year-end 2000.

Yields for daily and weekly variable-rate demand obligations (VRDOs) declined even more dramatically. In early December, when cash flows into the market were strong, yields for daily VRDOs were set at levels well below 1.00 percent and yields for weekly VRDOs managed to stay just above the 1.00 percent barrier. The year closed with daily and weekly VRDO yields at more attractive levels as the market faced its traditional seasonal cash outflows. Nonetheless, the market was braced for another drop in yields with the start of the New Year and the heavy cash inflows that normally occur in early January.

Portfolio Composition and Structure

On December 31, 2001, approximately 72 percent of the Fund's portfolio was invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of

Active Assets California Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2001 continued

securities utilized in the portfolio, comprised 19 percent and 9 percent of the portfolio, respectively. The Fund's portfolio holdings are continuously reviewed to maintain or improve their creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide credit enhancement and/or liquidity facilities.

The weighted average maturity of the Fund's portfolio was extended at midyear through the purchase of newly issued one-year notes. With interest rates on the decline, the allocation to one-year notes allowed us to lock in yields for a longer period. Our strategy shifted later in the year as yields dropped to historically low levels and the events of September 11 aggravated the budgetary pressures already being felt by municipal governments. At the end of December the Fund's weighted average maturity was 36 days, down from 66 days at the end of June.

Looking Ahead

We expect the pace of economic activity during the first six months of 2002 to begin to reflect some improvement. Business and consumer confidence indicators have risen recently and business inventories are under better control. A return to economic expansion normally leads to moderately higher levels of short-term interest rates; we believe this could occur during the second half of 2002.

We appreciate your ongoing support of Active Assets California Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+      DATE*         VALUE
----------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (71.6%)
 $ 8,700    ABAG Finance Authority for Nonprofit Corporations,
              Episcopal Homes Foundation Ser 2000 COPs................   1.55%   01/08/02    $  8,700,000
   2,800    Alameda Contra Costa Schools Financing Authority, Capital
              Improvement Ser G COPs..................................   1.50    01/08/02       2,800,000
  27,300    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)........   1.50    01/08/02      27,300,000
  20,000    California, Variable 2001-2002 Ser C RANs.................   1.54    01/08/02      20,000,000
  11,970    California Alternative Energy Source Financing Authority,
              General Electric Capital Corp-Arroyo Energy 1993 Ser B
              (AMT)...................................................   1.45    01/08/02      11,970,000
            California Educational Facilities Authority,
  10,500      California Institute of Technology Ser 1994.............   1.20    01/08/02      10,500,000
   5,000      Pepperdine University Ser B.............................   1.40    01/08/02       5,000,000
  15,165      Stanford University Ser L-5.............................   1.30    01/08/02      15,165,000
  16,100    California Health Facilities Financing Authority,
              Adventist Health System/West 1998 Ser A & Ser B
              (MBIA)..................................................   1.70    01/02/02      16,100,000
            California Pollution Control Financing Authority,
   4,000      Chevron USA Inc Ser 1984................................   3.00    05/15/02       4,000,000
  10,485      Chevron USA Inc Ser 1984B...............................   2.85    06/15/02      10,488,110
  14,000      Shell Oil Co Ser 1994 A (AMT)...........................   1.70    01/02/02      14,000,000
   4,000      Stanislaus Inc Ser 1987 (AMT)...........................   1.90    01/02/02       4,000,000
            California Statewide Communities Development Authority,
   4,000      John Muir/Mt Diablo Health System Ser 1997 COPs
              (Ambac).................................................   1.65    01/02/02       4,000,000
   3,300      Sutter Health Ser 1995 COPs (Ambac).....................   1.70    01/02/02       3,300,000
   7,800    California Transit Finance Authority, Ser 1997 (FSA)......   1.50    01/08/02       7,800,000
  23,600    Contra Costa County, Multifamily The Park Regency 1992 Ser
              A (AMT).................................................   1.50    01/08/02      23,600,000
  14,900    Eastern Municipal Water District, Water & Sewer Ser 1993 B
              COPs (FGIC).............................................   1.40    01/08/02      14,900,000
   4,200    Elsinore Valley Municipal Water District, Ser 2000 A COPs
              (FGIC)..................................................   1.40    01/08/02       4,200,000
  10,500    Fremont, Creekside Village Multifamily Issue D of 1985....   1.40    01/08/02      10,500,000
  21,500    Fresno, Sewer System Sub Lien Ser 2000 A..................   1.40    01/08/02      21,500,000
  14,200    Glendale Financing Authority, Police Building Ser 2000
              COPs....................................................   1.50    01/08/02      14,200,000
   8,000    Golden Empire Schools Financing Authority, Kern High
              School District Ser 2001................................   2.40    01/09/02       8,000,000
            Irvine Assessment District,
  15,200      No 00-18, Improvement Bond Act 1915.....................   1.70    01/02/02      15,200,000
   3,400      No 87-8, Improvement Bond Act 1915......................   1.70    01/02/02       3,400,000
   1,900    Irvine Public Facilities & Infrastructure Authority,
              Capital Improvement Ser 1985 COPs.......................   1.50    01/08/02       1,900,000
   4,500    Irvine Ranch Water District, Ser 1986.....................   1.80    01/02/02       4,500,000
   6,900    Kern County, Public Facilities Ser 1986 D COPs............   1.40    01/08/02       6,900,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+      DATE*         VALUE
----------------------------------------------------------------------------------------------------------
            Los Angeles, Multifamily
 $ 6,940      1985 Ser K..............................................   1.05%   01/08/02    $  6,940,000
   3,150      1994 Ser A (AMT)........................................   1.75    01/02/02       3,150,000
  14,900    Los Angeles County Transportation Commission, Sales Tax
              Ser 1992 A (FGIC).......................................   1.40    01/08/02      14,900,000
            Los Angeles Department of Water & Power,
  12,000      Power System Ser 2001 B-1...............................   1.35    01/08/02      12,000,000
  20,000      Water System Ser 2001 B Subser B-1......................   1.50    01/08/02      20,000,000
   7,000    Los Angeles Wastewater System Ser 2001 B (FGIC)...........   1.88    10/31/02       7,000,000
            Metropolitan Water District of Southern California,
  15,030      Water 1996 Ser A (Ambac)................................   1.35    01/08/02      15,030,000
   6,000      Water 1997 Ser C........................................   1.40    01/08/02       6,000,000
   2,100      Water 2000 Ser B-1......................................   1.65    01/02/02       2,100,000
  10,000      Water 2000 Ser B-4......................................   1.35    01/08/02      10,000,000
  16,300    Monterey Peninsula Water Management District, Wastewater
              Ser 1992 COPs...........................................   1.40    01/08/02      16,300,000
  13,150    Newport Beach, Hoag Memorial Hospital Presbyterian Ser
              1992....................................................   1.65    01/02/02      13,150,000
  17,000    Oakland-Alameda County Coliseum Authority, Oakland
              Coliseum Project 2000 Refg Ser C-1......................   1.45    01/08/02      17,000,000
   8,324    Orange County, Irvine Coast Assessment District No 88-1...   1.70    01/02/02       8,324,000
   9,900    Orange County Sanitation District, Ser 2000 B COPs........   1.70    01/02/02       9,900,000
   2,300    Orange County Special Financing Authority, Teeter Plan
              Ser 1995 D (Ambac)......................................   1.60    01/08/02       2,300,000
  22,100    Rancho Water District Financing Authority, Ser 1998A
              (FGIC)..................................................   1.35    01/08/02      22,100,000
  14,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997B (MBIA).........................   1.42    01/08/02      14,000,000
   3,800    Redlands, Orange Village Apts 1988 Ser A (AMT)............   1.55    01/08/02       3,800,000
   7,145    Sacramento County, Administration Center & Courthouse
              1990 COPs...............................................   1.50    01/08/02       7,145,000
  15,000    San Bernardino County, Medical Center Financing Ser 1998
              COPs (MBIA).............................................   1.48    01/08/02      15,000,000
   7,000    San Francisco City & County Finance Corp, Moscone Center
              Ser 2000-1 (Ambac)......................................   1.50    01/08/02       7,000,000
   3,415    San Jacinto Unified School District, 1997 COPs (FSA)......   1.50    01/08/02       3,415,000
  15,000    Southern California Public Power Authority, Transmission
              Refg Ser 2001 A.........................................   1.40    01/08/02      15,000,000
  11,280    Stanislaus Waste-to-Energy Financing Agency, Ogden Martin
              Systems Inc Ser 2000 (MBIA).............................   1.50    01/08/02      11,280,000
   8,800    Turlock Irrigation District, Ser 2001 A COPs..............   1.70    01/02/02       8,800,000
  24,145    West Basin Municipal Water District, Ser 1997 B COPs......   1.35    01/08/02      24,145,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+      DATE*         VALUE
----------------------------------------------------------------------------------------------------------
            Puerto Rico
 $ 8,000    Puerto Rico Government Development Bank, Refg Ser 1985
              (MBIA)..................................................   1.35%   01/08/02    $  8,000,000
                                                                                             ------------
            Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $597,702,110)...........................................................    597,702,110
                                                                                             ------------

                                                                               YIELD TO
                                                                               MATURITY
                                                          COUPON   MATURITY   ON DATE OF
                                                           RATE      DATE      PURCHASE
                                                          ------   --------   ----------
            California Tax-Exempt Commercial Paper (19.0%)
  15,000    California Infrastructure & Economic
              Development Bank, Salvation Army Western
              Territory Ser 2001........................   1.75%   08/09/02      1.75%       15,000,000
  10,690    California State University Institute, Ser
              A.........................................   2.00    02/07/02      2.00        10,690,000
            East Bay Municipal Utility District,
   2,500      Wastewater System Ser 1988................   1.50    01/24/02      1.50         2,500,000
   7,000      Water System Ser 1997.....................   1.25    02/13/02      1.25         7,000,000
  15,000    Long Beach, Harbor Department Ser 1994 A
              (AMT)                                        1.60    02/12/02      1.60        15,000,000
  10,000    Los Angeles County Metropolitan
              Transportation Authority, Sales Tax Ser
              A.........................................   1.35    01/15/02      1.35        10,000,000
            Los Angeles Department of Water and Power,
   8,200      Electric Plant Issue 1997.................   1.25    01/15/02      1.25         8,200,000
  10,000      Electric Plant Issue 1997.................   1.50    01/18/02      1.50        10,000,000
  12,000    Los Angeles Wastewater, Ser 1997............   2.05    01/31/02      2.05        12,000,000
  14,000    San Diego County Water Authority, Ser #1....   2.00    02/06/02      2.00        14,000,000
  15,000    San Gabriel Valley Council of Governments,
              Alameda Corridor-East GANs................   2.50    01/22/02      2.50        15,000,000
            University of California Regents,
  15,000      Ser A.....................................   1.50    01/29/02      1.50        15,000,000
   2,500      Ser A.....................................   1.25    01/30/02      1.25         2,500,000
   7,900      Ser A.....................................   1.65    01/30/02      1.65         7,900,000
            Puerto Rico
            Puerto Rico Government Development Bank,
   8,886      Ser 1996..................................   1.30    01/28/02      1.30         8,886,000
   5,000      Ser 1996..................................   1.40    02/20/02      1.40         5,000,000
                                                                                           ------------
            Total California Tax-Exempt Commercial Paper
            (Cost $158,676,000).........................................................    158,676,000
                                                                                           ------------

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

                                                                               YIELD TO
PRINCIPAL                                                                      MATURITY
AMOUNT IN                                                 COUPON   MATURITY   ON DATE OF
THOUSANDS                                                  RATE      DATE      PURCHASE       VALUE
-------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Municipal Notes
            (9.1%)
 $35,000    California School Cash Reserve Program
              Authority, 2001 Pool Ser A (Ambac), dtd
              07/03/01..................................   4.00%   07/03/02      2.65%     $ 35,230,755
  15,000    Fresno County, 2001-2002 TRANs, dtd
              07/02/01..................................   3.50    07/01/02      2.63        15,063,027
  25,000    Los Angeles County 2001-2002 TRANs,
              dtd 07/02/01..............................   3.75    06/28/02      2.61        25,135,349
                                                                                           ------------
            Total California Tax-Exempt Short-Term Municipal Notes
            (Cost $75,429,131)..........................................................     75,429,131
                                                                                           ------------
            Total Investments
            (Cost $831,807,241) (a).....................................         99.7%      831,807,241
            Other Assets in Excess of Liabilities.......................          0.3         2,547,426
                                                                                -----      ------------
            Net Assets..................................................        100.0%     $834,354,667
                                                                                =====      ============

---------------------
     AMT    Alternative Minimum Tax.
     COPs   Certificates of Participation.
     GANs   Grant Anticipation Notes.
     RANs   Revenue Anticipation Notes.
    TRANs   Tax and Revenue Anticipation Notes.
      +     Rate shown is rate in effect at December 31, 2001.
      *     Date on which the principal amount can be recovered through demand.
     (a)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
Ambac       Ambac Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $831,807,241).......................................  $831,807,241
Cash........................................................        66,434
Interest receivable.........................................     2,948,388
Prepaid expenses............................................        28,608
                                                              ------------
    Total Assets............................................   834,850,671
                                                              ------------
Liabilities:
Payable for:
  Investment management fee.................................       332,664
  Distribution fee..........................................        71,724
Accrued expenses and other payables.........................        91,616
                                                              ------------
    Total Liabilities.......................................       496,004
                                                              ------------
    Net Assets..............................................  $834,354,667
                                                              ============
Composition of Net Assets:
Paid-in- capital............................................  $834,330,797
Accumulated undistributed net investment income.............           120
Accumulated undistributed net realized gain.................        23,750
                                                              ------------
    Net Assets..............................................  $834,354,667
                                                              ============
Net Asset Value Per Share,
  834,330,797 shares outstanding (unlimited shares
  authorized of $.01 par value).............................         $1.00
                                                              ============

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2001 (unaudited)

Net Investment Income:

Interest Income.............................................  $8,237,920
                                                              ----------
Expenses
Investment management fee...................................   1,905,710
Distribution fee............................................     406,819
Transfer agent fees and expenses............................      46,909
Professional fees...........................................      26,089
Registration fees...........................................      22,328
Shareholder reports and notices.............................      17,996
Custodian fees..............................................      16,508
Trustees' fees and expenses.................................      10,064
Other.......................................................       5,601
                                                              ----------
    Total Expenses..........................................   2,458,024
Less: expense offset........................................     (16,506)
                                                              ----------
    Net Expenses............................................   2,441,518
                                                              ----------
Net Investment Income.......................................  $5,796,402
                                                              ==========

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2001   JUNE 30, 2001
                                                              -----------------   -------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  5,796,402      $ 22,412,747
Net realized gain...........................................        --                  44,888
                                                                ------------      ------------
    Net Increase............................................       5,796,402        22,457,635

Dividends to shareholders from net investment income........      (5,796,685)      (22,412,836)
Net increase from transactions in shares of beneficial
  interest..................................................      75,266,194        61,341,184
                                                                ------------      ------------
    Net Increase............................................      75,265,911        61,385,983

Net Assets:
Beginning of period.........................................     759,088,756       697,702,773
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $120 and $403, respectively).............................    $834,354,667      $759,088,756
                                                                ============      ============

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders as of the close of each business day.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

$1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the six months ended December 31, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2001 aggregated $876,855,000 and $876,410,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $850.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,212. At December 31, 2001, the Fund had an accrued pension liability of $48,918 which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2001   JUNE 30, 2001
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    1,183,584,296      2,787,037,894
Shares issued in reinvestment of dividends..................        5,796,685         22,412,836
                                                               --------------     --------------
                                                                1,189,380,981      2,809,450,730
Shares repurchased..........................................   (1,114,114,787)    (2,748,109,546)
                                                               --------------     --------------
Net increase in shares outstanding..........................       75,266,194         61,341,184
                                                               ==============     ==============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Active Assets California Tax-Free Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                               MONTHS ENDED      ----------------------------------------------------
                                             DECEMBER 31, 2001     2001       2000       1999       1998       1997
                                             -----------------   --------   --------   --------   --------   --------
                                                (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.......       $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                  -------         -------    -------    -------    -------    -------

Net income from investment operations......         0.007           0.026      0.026      0.023      0.028      0.028

Less dividends from net investment
  income...................................        (0.007)         (0.026)    (0.026)    (0.023)    (0.028)    (0.028)
                                                  -------         -------    -------    -------    -------    -------

Net asset value, end of period.............       $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                  =======         =======    =======    =======    =======    =======

Total Return...............................          0.73%(1)        2.68%      2.60%      2.31%      2.84%      2.83%

Ratios to Average Net Assets:
Expenses (before expense offset)...........          0.60%(2)        0.59%      0.61%      0.63%(3)   0.64%      0.66%(3)

Net investment income......................          1.42%(2)        2.64%      2.55%      2.28%      2.79%      2.78%

Supplemental Data:
Net assets, end of period, in thousands....      $834,355        $759,089   $697,703   $625,753   $549,779   $431,382

---------------------
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg Vice President

Thomas F. Caloia Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

ACTIVE ASSETS
CALIFORNIA
TAX-FREE TRUST

Semiannual Report
December 31, 2001